Significant Accounting Judgements and Estimates	9 Months Ended
Sep. 30, 2023
Disclosure of voluntary change in accounting policy [abstract]
Significant Accounting Judgements and Estimates

Note 3—Significant Accounting Judgements and Estimates

In the application of the Company’s accounting policies, management is required to make judgements, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. Judgements, estimates and assumptions applied are based on historical experience and other factors that are relevant, and which are available at the reporting date. Uncertainty concerning estimates and assumptions could result in outcomes that require a material adjustment to assets and liabilities in future periods.

The unaudited condensed consolidated interim financial statements do not include all disclosures for significant accounting judgements, estimates and assumptions, that are required in the annual consolidated financial statements, and therefore should be read in conjunction with the Company’s audited consolidated financial statements as of and for the year ended December 31, 2022.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized prospectively. While the application of critical accounting estimates is subject to material estimation uncertainties, management’s ongoing revisions of critical accounting estimates and underlying assumptions have not revealed any material impact in any of the periods presented in the unaudited condensed consolidated interim financial statements.

Other than as set out below, there have been no other changes to the application of significant accounting judgements, or estimation uncertainties regarding accounting estimates compared to December 31, 2022.

Measurement of Royalty Funding Liabilities

The carrying amount of royalty funding liabilities is measured according to anticipated future cash flows, which further depends on the amount and timing of future commercial revenue. Assumptions that impact amount and timing of future commercial revenue are subject to estimation uncertainties, and subject to a number of factors which are not within the Company's control.

The Company will periodically revisit anticipated amount and timing of future commercial revenue and to the extent such amount or timing is materially different from the current estimates, a remeasurement gain or loss is recognized through the profit or loss as finance income or expenses, respectively, which would further increase or decrease future interest expenses. Further details are provided in Note 10, “Financial Assets and Liabilities”.